Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 05, 2024
Entity Registrant Name	dei_EntityRegistrantName	NEOS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001848758
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2024
Prospectus Date	rr_ProspectusDate	Oct. 08, 2024
NEOS Bitcoin High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated October 8, 2024

Effective immediately, as part of the Fund’s principal investment strategy, the Fund may trade options on the Cboe Bitcoin U.S. ETF Index, Cboe Mini Bitcoin U.S. ETF Index, and exchange-traded grantor trusts with direct exposure to bitcoin.

This Supplement dated December 5, 2024, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (833) 833-1311.

NEOS Bitcoin High Income ETF | NEOS Bitcoin High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTCI